Annual Fund Operating Expenses - VALUE LINE MID CAP FOCUSED FUND, INC.	Sep. 25, 2026
VALUE LINE MID CAP FOCUSED FUND, INC.
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.09%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.85%